TAXES RECEOVERABLE (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	June 30, 2025	December 31, 2024
VAT recoverable	$637	$179
GST recoverable	51	16
Income taxes recoverable	16	-
	$704	$195